Significant Accounting Policies - Schedule of Segment Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Segment revenue
Sales to external customers	$ 288,053	¥ 1,961,898	¥ 913,333
Cost of revenue	(263,209)	(1,792,692)	(784,828)
Gross profit	$ 24,844	169,206	128,505
Continuing operation [Member]
Segment revenue
Sales to external customers		1,961,898	913,333
Cost of revenue		(1,792,692)	(784,828)
Gross profit		¥ 169,206	¥ 128,505
Gross profit %	8.60%	8.60%	14.10%
Vocational education [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers		¥ 22,941	¥ 17,235
Cost of revenue		(11,425)	(7,233)
Gross profit		¥ 11,516	¥ 10,002
Gross profit %	50.20%	50.20%	58.00%
HR recruitment [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers		¥ 17,669	¥ 9,123
Cost of revenue		(3,607)	(1,345)
Gross profit		¥ 14,062	¥ 7,778
Gross profit %	79.60%	79.60%	85.30%
Employee management [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers		¥ 1,884,238	¥ 847,790
Cost of revenue		(1,749,509)	(748,240)
Gross profit		¥ 134,729	¥ 99,550
Gross profit %	7.20%	7.20%	11.70%
Market service [Member] | Continuing operation [Member]
Segment revenue
Sales to external customers		¥ 37,050	¥ 39,185
Cost of revenue		(28,151)	(28,010)
Gross profit		¥ 8,899	¥ 11,175
Gross profit %	24.00%	24.00%	28.50%